Goodwill and Other Intangible Assets (Schedule of Change in Net Carrying Amount of Goodwill by Segment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Balance, beginning of period	$ 1,830,661	$ 1,836,294
Acquisitions and dispositions	155,413	2,986
Translation	18,464	(8,619)
Balance, end of period	2,004,538	1,830,661
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	268,466	268,466
Acquisitions and dispositions	138,579
Translation
Balance, end of period	407,045	268,466
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	790,441	799,060
Acquisitions and dispositions	(3,489)
Translation	18,464	(8,619)
Balance, end of period	805,416	790,441
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	682,902	679,916
Acquisitions and dispositions	20,323	2,986
Translation
Balance, end of period	703,225	682,902
All Other [Member]
Goodwill [Line Items]
Balance, beginning of period	88,852	88,852
Acquisitions and dispositions
Translation
Balance, end of period	$ 88,852	$ 88,852